Leases - Information related to Right of use assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	$ 4,372
Additions including remeasurements	855
Depreciation	(1,174)
Currency	(42)
Other	0
Right of use Assets	4,011
Drilling Rigs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	1,212
Additions including remeasurements	160
Depreciation	(398)
Currency	(23)
Other	0
Right of use Assets	951
Vessels [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	1,302
Additions including remeasurements	439
Depreciation	(413)
Currency	(8)
Other	0
Right of use Assets	1,320
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	1,537
Additions including remeasurements	59
Depreciation	(225)
Currency	(6)
Other	0
Right of use Assets	1,365
Storage facilities [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	72
Additions including remeasurements	141
Depreciation	(57)
Currency	0
Other	0
Right of use Assets	156
Other [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use Assets	249
Additions including remeasurements	56
Depreciation	(81)
Currency	(5)
Other	0
Right of use Assets	219
Assets under development [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	$ (375)